Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2022
Deferred revenue and customer advances
Schedule of deferred revenue and customer advances

	As of March 31,
	2021	2022

	(in millions of RMB)
Deferred revenue	30,508	32,085
Customer advances	35,139	38,388
	65,647	70,473
Less: current portion	(62,489)	(66,983)
Non-current portion	3,158	3,490